Income Taxes (Tables)	12 Months Ended
Jan. 31, 2015
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
January 31,	2015	2014
	34%	34%
Loss for the year	$(21,078,265)	$(4,238,490)

Expected income tax recovery	(7,167,000)	(1,441,100)
Non-deductible other expenses	483,000	259,100
Non-deductible financing fees	541,500	80,000
Non-deductible derivative expense	4,090,000	58,000
Non-deductible derivative mark-to-market adjustments	(653,000)	(3,000)
Effect of foreign exchange and other adjustments	(1,000)	(19,700)
Change in valuation allowance	2,706,000	1,066,700

Total income tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
January 31,	2015	2014

Temporary differences relating to:
Net operating loss carry forwards	$3,627,000	$1,049,300
Equipment and intangible assets	12,800	(7,600)
Stock based compensation	1,451,600	318,300
	5,091,400	1,360,500
Valuation allowance	(5,091,400)	(1,360,500)

Net deferred taxes	$-	$-